Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

12027892

NYSE EURONEXT

001-13653

Received SEC

AUG 24 2012

Washington, DC 20549

August 24, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American Financial Group, Inc., 5-3/4% Senior Notes due 2042, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 24, 2012. Tentative listing date – August 28, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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